Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carryforward increased	$ 77,880,679	$ 70,976,189
Description for the net loss operation	Out of the $77,880,679 net operating losses carry forward, $16,012,698 will begin to expire in 2028 and $61,867,981 will have an indefinite life.
Deferred tax assets, operating loss carryforwards, state	$ 101,674,023	94,278,557
State net operating losses expire	began to expire in 2028
Deferred tax assets, operating loss carryforwards, foreign	$ 6,060,699
Income of controlled foreign percentage	10.50%
Unrecognized tax benefits	$ 0	0
Penalties or interest recorded in income tax expense	$ 0	$ 0